UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2014

Date of reporting period:	11/30/2013

Item 1. Schedule of Investments

Prudential Jennison Market Neutral Fund

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.3%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)(a)	7,362	$988,349
Curtiss-Wright Corp.	1,321	69,709

		1,058,058

Airlines — 0.2%
Spirit Airlines, Inc.*	2,928	134,307

Auto Components — 0.1%
Dorman Products, Inc.	1,165	57,994

Automobiles — 1.1%
Tesla Motors, Inc.*(a)	4,892	622,654

Biotechnology — 6.2%
Biogen Idec, Inc.*(a)	4,602	1,339,044
BioMarin Pharmaceutical, Inc.*(a)	11,995	844,208
Gilead Sciences, Inc.*(a)	14,658	1,096,565
KYTHERA Biopharmaceuticals, Inc.*	1,552	60,497

		3,340,314

Capital Markets — 0.7%
Artisan Partners Asset Management, Inc. (Class A Stock)	497	30,675
Eaton Vance Corp.	2,782	116,315
Evercore Partners, Inc. (Class A Stock)	1,272	69,769
Waddell & Reed Financial, Inc. (Class A Stock)	2,409	153,526

		370,285

Chemicals — 1.6%
Monsanto Co.(a)	7,449	844,195

Commercial Banks — 2.0%
Bank of the Ozarks, Inc.	2,361	132,570
BankUnited, Inc.	2,455	79,247
BOK Financial Corp.	873	55,261
Columbia Banking System, Inc.	1,733	48,039
East West Bancorp, Inc.	5,122	175,582
First Republic Bank	3,666	187,333
Pinnacle Financial Partners, Inc.	2,039	66,369
Prosperity Bancshares, Inc.	2,078	133,262
Signature Bank*	952	101,150
Wintrust Financial Corp.	2,436	110,497

		1,089,310

Commercial Services & Supplies — 0.3%
Mobile Mini, Inc.*	2,689	108,636
West Corp.	3,480	80,144

		188,780

Computers & Peripherals — 1.9%
Apple, Inc.(a)	1,877	1,043,743

Construction & Engineering — 0.2%
Great Lakes Dredge & Dock Corp.	9,978	88,904

Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co.*	4,210	73,086

Diversified Financial Services — 1.3%
JPMorgan Chase & Co.(a)	12,231	699,858

Diversified Telecommunication Services — 0.5%
Cogent Communications Group, Inc.	2,744	107,043
Frontier Communications Corp.	14,954	69,985
Lumos Networks Corp.	2,286	52,715
tw telecom, Inc.*	1,739	49,248

		278,991

Electric Utilities — 0.2%
ITC Holdings Corp.	1,073	97,085

Electrical Equipment — 0.1%
Polypore International, Inc.*	1,789	67,946

Electronic Equipment & Instruments — 1.8%
Anixter International, Inc.*	837	73,991
Flextronics International Ltd. (Singapore)*(a)	119,601	906,576

		980,567

Energy Equipment & Services — 2.3%
Dresser-Rand Group, Inc.*	825	46,563
Dril-Quip, Inc.*	1,121	121,696
Halliburton Co.(a)	19,209	1,011,930
Superior Energy Services, Inc.*	1,642	41,838

		1,222,027

Food & Staples Retailing — 0.5%
Fresh Market, Inc. (The)*	1,308	53,249
Harris Teeter Supermarkets, Inc.	1,271	62,762
Susser Holdings Corp.*	915	58,578
United Natural Foods, Inc.*	1,210	83,309

		257,898

Food Products — 4.1%
Adecoagro SA (Argentina)*	6,746	56,397
Bunge Ltd.(a)	12,655	1,013,919
Hain Celestial Group, Inc. (The)*	1,907	157,690
Mondelez International, Inc. (Class A Stock)(a)	30,040	1,007,241

		2,235,247

Healthcare Equipment & Supplies — 0.2%
Insulet Corp.*	1,846	68,339
Tandem Diabetes Care, Inc.*	1,121	24,673
TearLab Corp.*	4,031	37,770

		130,782

Healthcare Providers & Services — 3.4%
Air Methods Corp.	3,187	178,345
Bio-Reference Labs, Inc.*	1,448	42,282
Centene Corp.*	2,400	143,352
Envision Healthcare Holdings, Inc.*	1,158	34,300
Express Scripts Holding Co.*	14,475	974,891
Healthways, Inc.*	3,898	54,611
Molina Healthcare, Inc.*	2,272	76,339
MWI Veterinary Supply, Inc.*	425	77,422
Premier, Inc.*	1,764	58,053
Team Health Holdings, Inc.*	1,477	69,020
Universal Health Services, Inc. (Class B Stock)	1,633	134,608

		1,843,223

Hotels, Restaurants & Leisure — 4.0%
Carnival Corp.(a)	28,558	1,031,229
Cheesecake Factory, Inc. (The)	2,064	100,620
Del Frisco’s Restaurant Group, Inc.*	2,931	62,049

Extended Stay America, Inc.*	547	13,773
International Game Technology(a)	46,667	816,206
Vail Resorts, Inc.	1,992	150,974

		2,174,851

Household Durables — 0.1%
SodaStream International Ltd. (Israel)*	1,028	59,089

Independent Power Producers & Energy Traders — 1.5%
Calpine Corp.*(a)	43,955	831,189

Insurance — 3.1%
MetLife, Inc.(a)	19,118	997,768
Protective Life Corp.	3,841	184,291
Symetra Financial Corp.	8,122	155,699
White Mountains Insurance Group Ltd.	310	186,877
WR Berkley Corp.	3,593	157,337

		1,681,972

Internet & Catalog Retail — 4.9%
Amazon.com, Inc.*(a)	3,470	1,365,861
priceline.com, Inc.*(a)	1,066	1,271,024
Vitacost.com, Inc.*	3,431	19,694
zulily, Inc. (Class A Stock)*	207	7,243

		2,663,822

Internet Software & Services — 6.1%
Bankrate, Inc.*	3,482	65,253
Cornerstone OnDemand, Inc.*	2,176	109,714
Facebook, Inc. (Class A Stock)*(a)	17,218	809,418
Google, Inc. (Class A Stock)*	1,247	1,321,309
LinkedIn Corp. (Class A Stock)*(a)	4,359	976,547

		3,282,241

IT Services — 3.4%
Gartner, Inc.*	1,513	97,815
Global Payments, Inc.	1,981	124,902
InterXion Holding NV (Netherlands)*	2,514	56,590
MasterCard, Inc. (Class A Stock)(a)	1,785	1,358,046
Vantiv, Inc. (Class A Stock)*	6,025	182,558

		1,819,911

Life Sciences Tools & Services — 1.3%
Bruker Corp.*	3,378	65,331
Fluidigm Corp.*	1,834	58,285
Illumina, Inc.*(a)	5,932	581,336

		704,952

Machinery — 1.0%
CIRCOR International, Inc.	1,163	92,261
Crane Co.	1,353	84,305
IDEX Corp.	1,610	114,841
RBC Bearings, Inc.*	1,157	79,127
Rexnord Corp.*	1,266	30,776
Terex Corp.*	1,775	64,468
WABCO Holdings, Inc.*	850	75,310

		541,088

Media — 1.7%
Cinemark Holdings, Inc.	4,382	144,562
Imax Corp. (Canada)*	3,226	99,458

Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	8,234	670,659

		914,679

Metals & Mining — 1.2%
Constellium NV (Netherlands) (Class A Stock)*	1,401	30,290
Kinross Gold Corp. (Canada)(a)	106,844	503,235
McEwen Mining, Inc.*	10,427	21,167
Reliance Steel & Aluminum Co.	1,479	108,751

		663,443

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.(a)	10,403	923,994
Bonanza Creek Energy, Inc.*	1,169	53,622
Cobalt International Energy, Inc.*(a)	36,569	812,929
Laredo Petroleum Holdings, Inc.*	1,171	31,605
Marathon Oil Corp.(a)	26,892	969,188
PDC Energy, Inc.*	685	40,353
Rosetta Resources, Inc.*	3,728	188,525
SemGroup Corp. (Class A Stock)	2,414	148,171
Targa Resources Corp.	1,591	129,014
Whiting Petroleum Corp.*	1,627	98,271

		3,395,672

Personal Products — 1.7%
Avon Products, Inc.(a)	47,452	846,069
Herbalife Ltd. (Cayman Islands)	805	56,092

		902,161

Pharmaceuticals — 2.9%
Actavis PLC*(a)	5,255	856,933
Allergan, Inc.(a)	5,271	511,551
Aratana Therapeutics, Inc.*	1,583	31,343
Pacira Pharmaceuticals, Inc.*	2,919	161,100

		1,560,927

Professional Services — 0.3%
Corporate Executive Board Co. (The)	1,212	89,240
Korn/Ferry International*	2,582	59,799

		149,039

Real Estate Investment Trusts — 1.0%
Capstead Mortgage Corp.	4,490	54,015
Chimera Investment Corp.	18,536	54,681
Colony Financial, Inc.	2,899	58,618
Hersha Hospitality Trust	5,480	31,400
MFA Financial, Inc.	21,860	159,359
Pebblebrook Hotel Trust	2,019	61,236
Starwood Property Trust, Inc.	1,923	53,594
Summit Hotel Properties, Inc.	7,451	67,655

		540,558

Road & Rail — 1.4%
Canadian Pacific Railway Ltd. (Canada)(a)	4,047	622,752
Genesee & Wyoming, Inc. (Class A Stock)*	365	35,113
Heartland Express, Inc.	1,500	27,495
Roadrunner Transportation Systems, Inc.*	3,158	86,466

		771,826

Semiconductors & Semiconductor Equipment — 0.9%
ATMI, Inc.*	1,514	46,328
Cavium, Inc.*	4,123	149,253

Hittite Microwave Corp.*	974	61,586
Power Integrations, Inc.	3,063	163,748
Semtech Corp.*	3,137	93,232

		514,147

Software — 4.2%
BroadSoft, Inc.*	1,993	52,954
CommVault Systems, Inc.*	862	64,521
Fortinet, Inc.*	2,551	43,622
Jive Software, Inc.*	2,187	24,254
Microsoft Corp.(a)	24,032	916,340
Qlik Technologies, Inc.*	3,240	81,259
Salesforce.com, Inc.*(a)	19,033	991,429
SolarWinds, Inc.*	2,659	88,917

		2,263,296

Specialty Retail — 5.0%
Asbury Automotive Group, Inc.*	984	51,089
Chico’s FAS, Inc.	4,647	86,852
DSW, Inc. (Class A Stock)	2,750	123,283
Express, Inc.*	3,892	95,782
Inditex SA (Spain), ADR(a)	31,720	1,011,234
Mattress Firm Holding Corp.*	3,163	117,442
Pier 1 Imports, Inc.	4,542	101,241
Restoration Hardware Holdings, Inc.*	529	39,940
TJX Cos., Inc.(a)	15,888	999,037
Urban Outfitters, Inc.*	1,934	75,465

		2,701,365

Textiles, Apparel & Luxury Goods — 3.8%
Deckers Outdoor Corp.*	978	80,822
Michael Kors Holdings Ltd.*(a)	13,549	1,104,921
NIKE, Inc. (Class B Stock)(a)	11,254	890,642

		2,076,385

Thrifts & Mortgage Finance — 0.1%
WSFS Financial Corp.	479	36,375

Water Utilities — 0.1%
Aqua America, Inc.	2,118	50,980

Wireless Telecommunication Services — 0.5%
NII Holdings, Inc.*(a)	55,481	140,922
NTELOS Holdings Corp.	467	9,998
SBA Communications Corp. (Class A Stock)*	1,191	101,440

		252,360

TOTAL LONG-TERM INVESTMENTS (cost $34,733,334)		47,277,582

SHORT-TERM INVESTMENT — 16.4%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,888,537)(b)	8,888,537	8,888,537

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 103.7% (cost $43,621,871)(c)		56,166,119

SECURITIES SOLD SHORT — (86.1)%
COMMON STOCKS — (63.8)%
Aerospace & Defense — (1.0)%
General Dynamics Corp.	5,967	(546,935)

Air Freight & Logistics — (2.3)%
FedEx Corp.	4,150	(575,605)
United Parcel Service, Inc. (Class B Stock)	6,366	(651,751)

		(1,227,356)

Beverages — (1.7)%
Coca-Cola Co. (The)	20,516	(824,538)
PepsiCo, Inc.	1,269	(107,180)

		(931,718)

Biotechnology — (0.6)%
Aegerion Pharmaceuticals, Inc.*	638	(45,253)
Keryx Biopharmaceuticals, Inc.*	9,708	(134,844)
Medivation, Inc.*	1,030	(64,900)
NPS Pharmaceuticals, Inc.*	2,312	(61,060)

		(306,057)

Building Products — (0.3)%
Fortune Brands Home & Security, Inc.	727	(31,697)
Owens Corning*	3,340	(130,794)

		(162,491)

Capital Markets — (0.7)%
Affiliated Managers Group, Inc.*	1,119	(224,080)
Lazard Ltd. (Class A Stock)	3,173	(132,409)

		(356,489)

Chemicals — (1.4)%
Ashland, Inc.	184	(16,759)
Huntsman Corp.	396	(9,080)
Sherwin-Williams Co. (The)	1,232	(225,493)
WR Grace & Co.*	5,204	(499,740)

		(751,072)

Commercial Banks — (0.6)%
First Horizon National Corp.	27,916	(312,938)
National Bank Holdings Corp.	451	(9,552)
State Bank Financial Corp.	989	(17,387)

		(339,877)

Commercial Services & Supplies — (0.7)%
ACCO Brands Corp.*	10,356	(62,343)
ADT Corp. (The)	7,279	(295,236)
Tetra Tech, Inc.*	347	(9,921)

		(367,500)

Communications Equipment — (1.2)%
Aruba Networks, Inc.*	10,719	(191,227)
InterDigital, Inc.	3,970	(134,543)
QUALCOMM, Inc.	3,428	(252,232)
Riverbed Technology, Inc.*	5,067	(87,659)

		(665,661)

Computers & Peripherals — (1.1)%
Hewlett-Packard Co.	21,027	(575,088)

Construction Materials
Vulcan Materials Co.	361	(20,350)

Consumer Finance
American Express Co.	111	(9,524)

Containers & Packaging — (0.2)%
MeadWestvaco Corp.	2,344	(82,298)

Diversified Financial Services — (0.3)%
McGraw-Hill Financial, Inc.	2,193	(163,379)

Diversified Telecommunication Services — (2.1)%
AT&T, Inc.	10,407	(366,430)
Verizon Communications, Inc.	15,769	(782,458)

		(1,148,888)

Electric Utilities — (1.3)%
Duke Energy Corp.	7,980	(558,281)
FirstEnergy Corp.	4,255	(138,841)

		(697,122)

Electrical Equipment
Thermon Group Holdings, Inc.*	388	(11,174)

Electronic Equipment & Instruments — (0.5)%
FARO Technologies, Inc.*	637	(34,742)
Itron, Inc.*	221	(9,359)
Trimble Navigation Ltd.*	5,250	(167,475)
Universal Display Corp.*	2,023	(73,051)

		(284,627)

Energy Equipment & Services — (0.1)%
Baker Hughes, Inc.	1,031	(58,726)

Food & Staples Retailing — (0.6)%
PriceSmart, Inc.	2,461	(307,108)

Food Products — (0.8)%
B&G Foods, Inc.	3,581	(124,010)
Kellogg Co.	147	(8,914)
McCormick & Co., Inc.	4,455	(307,395)

		(440,319)

Gas Utilities — (0.4)%
ONEOK, Inc.	4,111	(238,726)

Healthcare Equipment & Supplies — (1.8)%
ABIOMED, Inc.*	854	(24,416)
C.R. Bard, Inc.	3,555	(493,718)
Integra LifeSciences Holdings Corp.*	3,262	(151,520)
Stryker Corp.	1,533	(114,086)
Thoratec Corp.*	5,404	(212,755)

		(996,495)

Healthcare Providers & Services — (1.0)%
Cardinal Health, Inc.	8,420	(543,932)

Healthcare Technology — (0.1)%
HMS Holdings Corp.*	2,475	(56,702)

Hotels, Restaurants & Leisure — (2.1)%
Las Vegas Sands Corp.	267	(19,139)
Royal Caribbean Cruises Ltd.	11,198	(493,272)

Yum! Brands, Inc.	7,756	(602,486)

		(1,114,897)

Household Durables — (0.2)%
Harman International Industries, Inc.	1,637	(132,662)

Household Products — (3.2)%
Colgate-Palmolive Co.	9,200	(605,452)
Kimberly-Clark Corp.	5,149	(562,065)
Procter & Gamble Co. (The)	6,784	(571,348)

		(1,738,865)

Industrial Conglomerates — (2.0)%
General Electric Co.	41,421	(1,104,284)

Insurance — (1.0)%
Hartford Financial Services Group, Inc.	13,955	(497,217)
Loews Corp.	1,387	(65,674)

		(562,891)

Internet & Catalog Retail — (1.6)%
Expedia, Inc.	7,892	(502,641)
HomeAway, Inc.*	1,747	(63,766)
Liberty Interactive Corp.*	11,078	(311,070)

		(877,477)

Internet Software & Services — (0.4)%
Akamai Technologies, Inc.*	204	(9,123)
Equinix, Inc.*	1,231	(197,822)

		(206,945)

IT Services — (3.6)%
Automatic Data Processing, Inc.	7,205	(576,544)
Cardtronics, Inc.*	3,407	(145,104)
Cognizant Technology Solutions Corp. (Class A Stock)*	2,671	(250,780)
International Business Machines Corp.	4,990	(896,603)
VeriFone Systems, Inc.*	2,501	(64,051)

		(1,933,082)

Life Sciences Tools & Services — (0.1)%
PerkinElmer, Inc.	242	(9,206)
QIAGEN NV (Netherlands)*	2,556	(59,529)

		(68,735)

Machinery — (1.1)%
Briggs & Stratton Corp.	502	(10,150)
Caterpillar, Inc.	7,028	(594,569)

		(604,719)

Media — (2.2)%
DISH Network Corp.	8,813	(477,312)
Lamar Advertising Co.*	574	(28,654)
Sirius XM Holdings, Inc.	55,165	(207,972)
Thomson Reuters Corp. (Canada)	12,927	(483,211)

		(1,197,149)

Metals & Mining — (1.1)%
Alcoa, Inc.	991	(9,524)
Allegheny Technologies, Inc.	2,564	(85,176)
Nucor Corp.	9,448	(482,415)
Royal Gold, Inc.	230	(10,371)

Tahoe Resources, Inc. (Canada)*	1,445	(25,692)

		(613,178)

Multi-Utilities — (1.7)%
CenterPoint Energy, Inc.	14,622	(342,593)
Dominion Resources, Inc.	8,514	(552,644)

		(895,237)

Multiline Retail — (0.1)%
Nordstrom, Inc.	744	(46,284)

Oil, Gas & Consumable Fuels — (7.8)%
Approach Resources, Inc.*	1,730	(36,659)
Cabot Oil & Gas Corp.	5,098	(175,626)
CONSOL Energy, Inc.	11,936	(424,683)
Devon Energy Corp.	4,522	(274,124)
Diamondback Energy, Inc.*	610	(30,341)
Exxon Mobil Corp.	15,483	(1,447,351)
Kinder Morgan, Inc.	14,552	(517,178)
QEP Resources, Inc.	9,073	(290,517)
Range Resources Corp.	6,473	(502,628)
Southwestern Energy Co.*	12,844	(496,549)

		(4,195,656)

Paper & Forest Products — (0.6)%
Domtar Corp.	3,535	(302,278)

Pharmaceuticals — (1.2)%
Forest Laboratories, Inc.*	9,817	(503,710)
Hospira, Inc.*	2,074	(81,529)
Johnson & Johnson	98	(9,277)
Sciclone Pharmaceuticals, Inc.*	10,645	(51,948)

		(646,464)

Professional Services — (1.1)%
Acacia Research Corp.	2,251	(33,495)
Advisory Board Co. (The)*	662	(42,845)
Nielsen Holdings NV	12,009	(518,308)

		(594,648)

Real Estate Investment Trusts — (5.9)%
American Capital Mortgage Investment Corp.	1,380	(26,068)
AvalonBay Communities, Inc.	3,956	(469,023)
CBL & Associates Properties, Inc.	464	(8,380)
Equity Residential	4,824	(248,629)
General Growth Properties, Inc.	1,387	(28,780)
Health Care REIT, Inc.	5,173	(289,636)
Kimco Realty Corp.	8,313	(171,414)
Liberty Property Trust	246	(7,968)
Prologis, Inc.	2,833	(107,456)
Public Storage	3,052	(466,040)
Realty Income Corp.	9,736	(371,039)
Simon Property Group, Inc.	3,656	(547,852)
SL Green Realty Corp.	96	(8,685)
Ventas, Inc.	7,691	(437,080)
Vornado Realty Trust	103	(9,057)
Weyerhaeuser Co.	303	(9,129)

		(3,206,236)

Semiconductors & Semiconductor Equipment — (1.5)%
Broadcom Corp. (Class A Stock)	9,426	(251,580)

Lam Research Corp.*	171	(8,911)
LSI Corp.	55,699	(449,491)
ON Semiconductor Corp.*	16,051	(113,802)

		(823,784)

Software — (2.2)%
ANSYS, Inc.*	3,807	(326,146)
Autodesk, Inc.*	3,395	(153,624)
Ellie Mae, Inc.*	382	(10,772)
MicroStrategy, Inc. (Class A Stock)*	100	(12,933)
Nuance Communications, Inc.*	8,080	(109,242)
Solera Holdings, Inc.	3,366	(224,681)
TIBCO Software, Inc.*	13,596	(328,615)

		(1,166,013)

Specialty Retail — (0.1)%
GameStop Corp. (Class A Stock)	167	(8,058)
Staples, Inc.	2,375	(36,884)

		(44,942)

Thrifts & Mortgage Finance — (0.2)%
Flagstar Bancorp, Inc.*	571	(10,478)
TFS Financial Corp.*	10,059	(117,891)

		(128,369)

Tobacco — (1.4)%
Philip Morris International, Inc.	8,931	(763,960)

Trading Companies & Distributors — (0.6)%
W.W. Grainger, Inc.	1,187	(306,151)

TOTAL COMMON STOCKS SOLD SHORT (proceeds received $33,287,673)		(34,564,520)

EXCHANGE TRADED FUNDS — (22.3)%
Consumer Discretionary Select Sector SPDR Fund	36,120	(2,369,472)
Energy Select Sector SPDR Fund	107	(9,249)
Financial Select Sector SPDR Fund	111,482	(2,394,633)
Health Care Select Sector SPDR Fund	58,448	(3,229,836)
Industrial Select Sector SPDR Fund	6,810	(343,224)
SPDR S&P 500 ETF Trust	7,369	(1,333,789)
Technology Select Sector SPDR Fund	68,207	(2,366,101)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds received $10,240,762)		(12,046,304)

TOTAL SECURITIES SOLD SHORT (proceeds received $43,528,435)		(46,610,824)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 17.6% (cost $93,436)(c)		9,555,295
OTHER ASSETS IN EXCESS OF LIABILITIES — 82.4%		44,613,795

NET ASSETS — 100.0%		$54,169,090

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.

(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$46,725,779

Appreciation	10,860,478
Depreciation	(1,420,138)

Net Unrealized Appreciation	$9,440,340

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$47,277,582	$—	$—
Affiliated Money Market Mutual Fund	8,888,537	—	—
Common Stocks Sold Short	(34,564,520)	—	—
Exchange Traded Funds Sold Short	(12,046,304)	—	—

Total	$9,555,295	$—	$—

Prudential Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Biotechnology — 13.2%
Alexion Pharmaceuticals, Inc.*	58,722	$7,310,889
Biogen Idec, Inc.*	42,425	12,344,402
BioMarin Pharmaceutical, Inc.*	137,477	9,675,631
Celgene Corp.*	39,290	6,355,943
Gilead Sciences, Inc.*	157,810	11,805,766

		47,492,631

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	43,060	7,274,556

Chemicals — 3.2%
Monsanto Co.	102,143	11,575,866

Computers & Peripherals — 5.6%
Apple, Inc.	31,201	17,349,940
Stratasys Ltd.*(a)	24,655	2,903,619

		20,253,559

Energy Equipment & Services — 1.8%
Schlumberger Ltd.	74,240	6,564,301

Food & Staples Retailing — 4.3%
Costco Wholesale Corp.	63,463	7,960,164
Whole Foods Market, Inc.	130,938	7,411,091

		15,371,255

Hotels, Restaurants & Leisure — 3.7%
Dunkin’ Brands Group, Inc.	124,893	6,117,259
Starbucks Corp.	87,112	7,096,144

		13,213,403

Internet & Catalog Retail — 10.9%
Amazon.com, Inc.*	47,318	18,625,311
ASOS PLC (United Kingdom)*	71,331	6,763,773
ASOS PLC, 144A (United Kingdom)*	6,299	597,286
priceline.com, Inc.*	10,791	12,866,433
Zulily, Inc. (Class A Stock)*	6,626	231,844

		39,084,647

Internet Software & Services — 10.8%
Facebook, Inc. (Class A Stock)*	222,175	10,444,447
Google, Inc. (Class A Stock)*	18,115	19,194,473
LinkedIn Corp. (Class A Stock)*	35,105	7,864,573
Twitter, Inc.*(a)	29,840	1,240,449

		38,743,942

IT Services — 6.6%
FleetCor Technologies, Inc.*	27,368	3,332,875
MasterCard, Inc. (Class A Stock)	27,024	20,560,129

		23,893,004

Media — 2.6%
Walt Disney Co. (The)(a)	134,738	9,504,419

Personal Products — 2.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	100,837	7,558,742

Pharmaceuticals — 6.3%
Allergan, Inc.	57,402	5,570,864

Bristol-Myers Squibb Co.	124,073	6,374,871
Merck & Co., Inc.	72,052	3,590,351
Novo Nordisk A/S (Denmark), ADR	39,790	7,111,667

		22,647,753

Road & Rail — 2.5%
Canadian Pacific Railway Ltd. (Canada)	58,101	8,940,582

Software — 7.4%
Red Hat, Inc.*	99,334	4,653,798
Salesforce.com, Inc.*(a)	151,692	7,901,636
Splunk, Inc.*	63,410	4,575,666
VMware, Inc. (Class A Stock)*(a)	66,788	5,385,116
Workday, Inc. (Class A Stock)*	47,388	3,902,402

		26,418,618

Specialty Retail — 5.4%
Inditex SA (Spain), ADR	267,876	8,539,887
TJX Cos., Inc.	174,609	10,979,414

		19,519,301

Textiles, Apparel & Luxury Goods — 9.2%
Michael Kors Holdings Ltd.*	133,100	10,854,305
NIKE, Inc. (Class B Stock)	134,825	10,670,050
Prada SpA (Italy)	769,142	7,424,861
Ralph Lauren Corp.	22,501	3,942,850

		32,892,066

TOTAL LONG-TERM INVESTMENTS (cost $211,077,912)		350,948,645

SHORT-TERM INVESTMENT — 8.6%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $31,175,601; includes $22,208,246 of cash collateral for securities on loan)(b)(c)	31,175,601	31,175,601

TOTAL INVESTMENTS — 106.2% (cost $242,253,513)(d)		382,124,246
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(22,460,198)

NET ASSETS — 100.0%		$359,664,048

The following abbreviation is used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,623,919; cash collateral of $22,208,246 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$245,406,758

Appreciation	137,224,196
Depreciation	(506,708)

Net Unrealized Appreciation	$136,717,488

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$336,162,725	$14,785,920	$—
Affiliated Money Market Mutual Fund	31,175,601	—	—

Total	$367,338,326	$14,785,920	$—

Fair value of Level 2 investments at February 28, 2013 was $0. An amount of $6,824,526 was transferred from Level 1 into Level 2 at November 30, 2013 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of market movements between the time at which the Fund values its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of November 30, 2013 (Unaudited)

		Shares	Value
LONG-TERM INVESTMENTS — 79.4%
AFFILIATED MUTUAL FUNDS — 52.8%
Prudential International Real Estate Fund (Class Z)		749,333	$8,010,370
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*		165,566	8,435,566
Prudential Jennison Utility Fund (Class Z)		979,226	13,856,053
Prudential US Real Estate Fund (Class Z)		650,433	7,889,755

TOTAL AFFILIATED MUTUAL FUNDS (cost $32,313,642)(w)			38,191,744

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 26.6%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23	6,140	6,334,121
0.375%	07/15/23	685	676,506
0.50%	04/15/15	565	621,717
0.625%	07/15/21-02/15/43	1,175	1,161,510
0.75%	02/15/42	435	371,218
1.125%	01/15/21	765	875,710
1.25%	07/15/20	495	578,456
1.375%	07/15/18-01/15/20	840	996,674
1.625%	01/15/15-01/15/18	690	860,421
1.75%	01/15/28	335	409,521
1.875%	07/15/15-07/15/19	490	613,790
2.00%	01/15/16-01/15/26	730	948,252
2.125%	01/15/19-02/15/41	820	1,011,988
2.375%	01/15/17-01/15/27	1,170	1,614,226
2.50%	07/15/16-01/15/29	535	693,842
2.625%	07/15/17	255	326,190
3.375%	04/15/32	95	170,617
3.625%	04/15/28	220	429,807
3.875%	04/15/29	265	528,028

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,218,970)			19,222,594

TOTAL LONG-TERM INVESTMENTS (cost $51,532,612)			57,414,338

SHORT-TERM INVESTMENTS — 14.2%
U.S. TREASURY OBLIGATIONS(n)(p) — 13.4%
U.S. Treasury Bills
0.005%	12/19/13(k)	600	599,992
0.038%	05/20/14	8,300	8,299,120
0.378%	02/20/14(k)	800	799,915

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,699,240)			9,699,027

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $549,040)(w)		549,040	549,040

TOTAL SHORT-TERM INVESTMENTS (cost $10,248,280)			10,248,067

TOTAL INVESTMENTS — 93.6% (cost $61,780,892)(x)			67,662,405
OTHER ASSETS IN EXCESS OF LIABILITIES(y) — 6.4%			4,617,351

NET ASSETS — 100.0%			$72,279,756

The following abbreviation is used in the Portfolio descriptions:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	Represents security held in the Cayman Subsidiary.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$63,613,925

Appreciation	5,014,092
Depreciation	(965,612)

Net Unrealized Appreciation	$4,048,480

The book basis may differ from tax basis due to certain tax related adjustments.

(y)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity futures contracts open at November 30, 2013(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2013	Unrealized Appreciation (Depreciation)(2)(3)
	Long Positions:
3	Brent Crude	Mar. 2014	$315,220	$327,060	$11,840
3	Brent Crude	May 2014	315,710	325,620	9,910
6	Coffee ‘C’	Mar. 2014	239,982	249,414	9,432
5	Copper	Mar. 2014	407,052	400,625	(6,427)
5	Copper	May 2014	402,951	400,750	(2,200)
22	Corn	Mar. 2014	495,101	466,950	(28,151)
3	Corn	May 2014	68,438	64,913	(3,525)
6	Cotton No. 2	Mar. 2014	235,280	238,050	2,770
3	Gasoline RBOB	Jan. 2014	324,693	335,514	10,819
1	Gasoline RBOB	Mar. 2014	108,713	113,135	4,423
33	Gold 100 OZ	Feb. 2014	4,104,580	4,126,320	21,740
2	Hard Red Winter Wheat	Mar. 2014	70,663	70,926	262
2	Hard Red Winter Wheat	Jul. 2014	70,075	70,050	(25)
3	Lean Hogs	Feb. 2014	110,040	108,690	(1,350)
3	Lean Hogs	Aug. 2014	112,200	115,380	3,180
4	Live Cattle	Feb. 2014	214,690	214,800	110
4	Live Cattle	Jun. 2014	203,630	206,280	2,650
1	LME Nickel	Dec. 2013	104,910	80,772	(24,138)
1	LME Nickel	Jan. 2014	83,442	80,892	(2,550)
1	LME Nickel	Mar. 2014	90,924	81,174	(9,750)
1	LME Nickel	May 2014	83,325	81,426	(1,899)
7	LME PRI Aluminum	Dec. 2013	354,373	300,608	(53,765)
6	LME PRI Aluminum	Jan. 2014	280,999	259,877	(21,124)
8	LME PRI Aluminum	Mar. 2014	389,718	352,951	(36,768)
1	LME PRI Aluminum	May 2014	46,225	44,813	(1,413)
4	LME Zinc	Dec. 2013	194,748	186,500	(8,248)
3	LME Zinc	Jan. 2014	142,178	140,550	(1,628)
3	LME Zinc	Mar. 2014	144,401	141,957	(2,444)
1	LME Zinc	May 2014	48,125	47,650	(475)
19	Natural Gas	Jan. 2014	752,930	751,260	(1,670)
17	Natural Gas	Mar. 2014	668,530	670,480	1,950
6	No. 2 Soft Red Winter Wheat	Mar. 2014	197,502	200,627	3,126
5	No. 2 Soft Red Winter Wheat	Jul. 2014	166,150	167,688	1,538
3	NY Harbor	Jan. 2014	375,762	381,882	6,120
1	NY Harbor	Mar. 2014	125,521	126,958	1,436
4	Silver	Mar. 2014	423,150	400,660	(22,490)
16	Soybean	Jan. 2014	611,311	601,161	(10,146)
2	Soybean	Jul. 2014	126,438	128,800	2,363
4	Soybean Meal	Jan. 2014	163,540	174,640	11,100
4	Soybean Meal	Mar. 2014	155,915	169,800	13,885
11	Sugar #11 (World)	Mar. 2014	217,303	211,288	(6,015)
11	Sugar #11 (World)	May 2014	212,083	212,398	314
1	WTI Crude	Dec. 2013	93,460	90,830	(2,630)
6	WTI Crude	Jan. 2014	612,930	556,320	(56,610)
3	WTI Crude	Jun. 2014	290,660	279,360	(11,300)

					(197,773)

	Short Positions:
1	LME Nickel	Dec. 2013	90,510	80,772	9,738
1	LME Nickel	Mar. 2014	83,100	81,174	1,926
7	LME PRI Aluminum	Dec. 2013	346,759	300,607	46,153
4	LME PRI Aluminum	Mar. 2014	189,788	176,476	13,313
4	LME Zinc	Dec. 2013	193,558	186,500	7,058
1	LME Zinc	Mar. 2014	48,700	47,319	1,381

					79,569

					$(118,204)

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury Obligations with a market value of $1,399,907 have been segregated to cover requirements for open futures contracts as of November 30, 2013. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of November 30, 2013.
(3)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of November 30, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$38,740,784	$—	$—
U.S. Treasury Obligations	—	28,921,621	—
Other Financial Instruments*
Futures	(118,204)	—	—

Total	$38,622,580	$28,921,621	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Prudential Strategic Value Fund

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.5%
Aerospace & Defense — 4.5%
Alliant Techsystems, Inc.	2,000	$242,460
Exelis, Inc.	33,000	583,110
General Dynamics Corp.	4,500	412,470
L-3 Communications Holdings, Inc.	2,800	289,688
Northrop Grumman Corp.	6,800	766,224
Raytheon Co.	8,600	762,648

		3,056,600

Airlines — 0.7%
Alaska Air Group, Inc.	6,300	489,762

Auto Components — 1.4%
Lear Corp.	7,200	596,952
TRW Automotive Holdings Corp.*	5,000	388,000

		984,952

Automobiles — 2.1%
Ford Motor Co.	47,500	811,300
General Motors Co.*	16,600	642,918

		1,454,218

Beverages — 0.3%
Molson Coors Brewing Co. (Class B Stock)	4,300	226,481

Biotechnology — 0.1%
United Therapeutics Corp.*	700	64,617

Capital Markets — 2.6%
Ameriprise Financial, Inc.	4,800	519,600
Goldman Sachs Group, Inc. (The)	5,200	878,488
State Street Corp.	5,600	406,616

		1,804,704

Chemicals — 0.9%
LyondellBasell Industries NV (Class A Stock)	8,100	625,158

Commercial Banks — 7.9%
BankUnited, Inc.	4,300	138,804
BB&T Corp.	6,700	232,758
BOK Financial Corp.	2,600	164,580
Fifth Third Bancorp	21,800	442,976
First Citizens BancShares, Inc. (Class A Stock)	200	44,930
Huntington Bancshares, Inc.	25,200	231,336
KeyCorp	29,100	371,025
PNC Financial Services Group, Inc. (The)	6,100	469,395
Regions Financial Corp.	13,600	132,328
SunTrust Banks, Inc.	14,400	521,712
U.S. Bancorp	20,800	815,776
Wells Fargo & Co.	42,156	1,855,707

		5,421,327

Commercial Services & Supplies
Pitney Bowes, Inc.	900	20,853

Communications Equipment — 2.7%
Brocade Communications Systems, Inc.*	25,800	226,782
Cisco Systems, Inc.	49,300	1,047,625

Harris Corp.	9,000	580,590

		1,854,997

Computers & Peripherals — 3.5%
Apple, Inc.	2,500	1,390,175
Hewlett-Packard Co.	16,500	451,275
Western Digital Corp.	7,900	592,816

		2,434,266

Construction & Engineering — 0.3%
AECOM Technology Corp.*	6,600	191,796

Consumer Finance — 1.6%
Capital One Financial Corp.	9,000	644,670
SLM Corp.	17,900	477,035

		1,121,705

Diversified Financial Services — 6.3%
Bank of America Corp.	36,619	579,313
Berkshire Hathaway, Inc. (Class B Stock)*	8,400	978,852
Citigroup, Inc.	18,900	1,000,188
JPMorgan Chase & Co.	31,200	1,785,264

		4,343,617

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	23,320	821,097
CenturyLink, Inc.	8,700	267,090

		1,088,187

Electric Utilities — 3.6%
American Electric Power Co., Inc.	10,000	470,600
Duke Energy Corp.	2,800	195,888
Edison International	8,200	378,922
Entergy Corp.	2,500	154,725
FirstEnergy Corp.	6,900	225,147
NV Energy, Inc.	8,800	208,120
Pinnacle West Capital Corp.	5,800	309,488
PPL Corp.	13,700	420,727
Xcel Energy, Inc.	3,300	92,466

		2,456,083

Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics, Inc.*	10,000	513,400
Avnet, Inc.	12,500	498,750

		1,012,150

Energy Equipment & Services — 0.8%
Nabors Industries Ltd.	7,800	129,090
Superior Energy Services, Inc.*	15,700	400,036

		529,126

Food & Staples Retailing — 0.7%
Kroger Co. (The)	12,000	501,000

Gas Utilities — 0.6%
AGL Resources, Inc.	1,100	51,194
Atmos Energy Corp.	1,200	53,340
UGI Corp.	7,900	318,054

		422,588

Healthcare Equipment & Supplies — 1.1%
Abbott Laboratories	19,000	725,610

Healthcare Providers & Services — 5.0%
Aetna, Inc.	5,700	392,901
Cigna Corp.	4,500	393,525
Express Scripts Holding Co.*	3,100	208,785
HCA Holdings, Inc.	14,000	649,880
McKesson Corp.	2,800	464,492
UnitedHealth Group, Inc.	500	37,240
Universal Health Services, Inc. (Class B Stock)	6,400	527,552
WellPoint, Inc.	7,900	733,752

		3,408,127

Household Products — 1.5%
Procter & Gamble Co. (The)	12,400	1,044,328

Independent Power Producers & Energy Traders — 0.7%
AES Corp.	34,400	501,208

Industrial Conglomerates — 2.1%
General Electric Co.	55,100	1,468,966

Insurance — 7.7%
ACE Ltd.	5,400	555,012
Aflac, Inc.	1,700	112,829
Allied World Assurance Co. Holdings AG	2,500	281,625
Allstate Corp. (The)	9,200	499,284
American Financial Group, Inc.	8,700	501,642
American International Group, Inc.	11,200	557,200
Arch Capital Group Ltd.*	2,900	170,607
Axis Capital Holdings Ltd.	6,900	338,997
Chubb Corp. (The)	5,000	482,250
Everest Re Group Ltd.	1,600	250,928
HCC Insurance Holdings, Inc.	5,300	243,694
Kemper Corp.	4,600	172,592
Reinsurance Group of America, Inc.	5,900	442,382
Travelers Cos., Inc. (The)	7,000	635,180
XL Group PLC	1,800	57,582

		5,301,804

IT Services — 1.7%
Booz Allen Hamilton Holding Corp.	9,600	167,904
Computer Sciences Corp.	4,300	226,266
CoreLogic, Inc.*	6,400	225,472
DST Systems, Inc.	6,400	565,120

		1,184,762

Machinery — 1.3%
AGCO Corp.	5,400	314,712
Oshkosh Corp.	10,700	521,625
Trinity Industries, Inc.	1,200	62,292

		898,629

Media — 1.4%
Comcast Corp. (Class A Stock)	5,350	266,805
DIRECTV*	800	52,888
Gannett Co., Inc.	5,700	154,242
Time Warner Cable, Inc.	3,000	414,660
Walt Disney Co. (The)	800	56,432

		945,027

Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	7,100	246,299

Multi-Utilities — 1.9%
Alliant Energy Corp.	6,000	309,000
Ameren Corp.	3,300	118,305
DTE Energy Co.	1,200	80,088
PG&E Corp.	10,300	415,811
Public Service Enterprise Group, Inc.	11,400	372,666

		1,295,870

Multiline Retail — 0.5%
Macy’s, Inc.	4,200	223,692
Target Corp.	2,100	134,253

		357,945

Office Electronics — 0.4%
Xerox Corp.	26,500	301,570

Oil, Gas & Consumable Fuels — 16.9%
Anadarko Petroleum Corp.	2,900	257,578
Apache Corp.	8,200	750,218
Chesapeake Energy Corp.	12,200	327,814
Chevron Corp.	17,900	2,191,676
ConocoPhillips	15,596	1,135,389
Exxon Mobil Corp.	36,100	3,374,627
Hess Corp.	4,000	324,520
Marathon Oil Corp.	12,300	443,292
Marathon Petroleum Corp.	5,400	446,796
Murphy Oil Corp.	2,800	181,804
Occidental Petroleum Corp.	8,100	769,176
Phillips 66	8,800	612,568
Valero Energy Corp.	9,300	425,196
Whiting Petroleum Corp.*	6,400	386,560

		11,627,214

Pharmaceuticals — 5.3%
Eli Lilly & Co.	8,300	416,826
Johnson & Johnson	18,700	1,770,142
Merck & Co., Inc.	9,800	488,334
Pfizer, Inc.	29,356	931,466

		3,606,768

Real Estate Investment Trusts — 0.6%
American Capital Agency Corp.	10,800	220,104
Annaly Capital Management, Inc.	11,600	117,856
MFA Financial, Inc.	11,600	84,564

		422,524

Road & Rail — 2.2%
AMERCO*	2,000	463,460
CSX Corp.	22,800	621,756
Norfolk Southern Corp.	2,500	219,225
Ryder System, Inc.	3,100	216,504

		1,520,945

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	26,000	619,840

Software — 1.7%
CA, Inc.	14,300	471,900
Microsoft Corp.	5,000	190,650
Oracle Corp.	15,000	529,350

		1,191,900

Specialty Retail — 0.2%
Guess?, Inc.	3,600	123,336

Thrifts & Mortgage Finance — 0.5%
Washington Federal, Inc.	13,400	313,426

Trading Companies & Distributors — 0.8%
GATX Corp.	3,500	175,595
MRC Global, Inc.*	11,700	357,903

		533,498

TOTAL COMMON STOCKS (cost $52,479,205)		67,743,783

EXCHANGE TRADED FUND — 0.3%
iShares Russell 1000 Value Index Fund (cost $179,602)	2,100	194,103

TOTAL LONG-TERM INVESTMENTS (cost $52,658,807)		67,937,886

SHORT-TERM INVESTMENT — 1.2%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $794,393)(a)	794,393	794,393

TOTAL INVESTMENTS — 100.0% (cost $53,453,200)(b)		68,732,279
OTHER ASSETS IN EXCESS OF LIABILITIES		2,239

NET ASSETS — 100.0%		$68,734,518

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$53,458,938

Appreciation	16,298,834
Depreciation	(1,025,493)

Net Unrealized Appreciation	$15,273,341

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$67,743,783	$—	$—
Exchange Traded Fund	194,103	—	—
Affiliated Money Market Mutual Fund	794,393	—	—

Total	$68,732,279	$—	$—

Notes to the Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Trustees. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Short Sales: The Prudential Jennison Market Neutral Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 17, 2014

*	Print the name and title of each signing officer under his or her signature.